Other liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other liabilities		R$ 732,367	R$ 74,971
Current portion		(132,954)	(12,951)
Non-current portion		599,413	62,020
Provision For Future Asset Decommissioning [Member]
IfrsStatementLineItems [Line Items]
Other liabilities		289,606	31,512
Advance From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilities		15,068	8,355
Onerous Capacity Contract [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	[1]	178,532
Other Provisions For Risk [Member]
IfrsStatementLineItems [Line Items]
Other liabilities		83,923
Others Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	[2]	R$ 165,238	R$ 35,104

[1]	As part of the Cozani acquisition, a transferred capacity contract was identified in the transaction, where there is a take or pay obligation for a defined term. The amount recorded refers to the portion of capacity that will not be used for the remaining contractual term.
[2]	On June 23, 2022, Complementary Law 194 was enacted, which, in short, amended Law 5172, of October 25, 1966 (National Tax Code), and Complementary Law 87, of September 13, 1996 (Kandir Law), to consider essential goods and services related to fuels, electric power, communications and collective transport and, as a consequence, pointed to the reduction of ICMS on revenues earned by companies in such industries.